GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

The changes in the carrying amount of goodwill are as follows:

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2015	1,506	106	5,168	—	2,140	8,920
Goodwill acquired	50	—	—	224	—	274
Goodwill measurement period adjustment	—	—	(283)	—	—	(283)
Goodwill impairment	—	—	—	—	(576)	(576)
Foreign currency translation adjustment	246	—	—	—	—	246
Balance as of December 31, 2015	1,802	106	4,885	224	1,564	8,581	141.5
Foreign currency translation adjustment	(145)	—	—	—	—	(145)	(2.4)
Balance as of December 31, 2016	1,657	106	4,885	224	1,564	8,436	139.1

In the year ended December 31, 2015, the Company recorded goodwill impairment in the amount of RUB 576 related to the KinoPoisk acquisition in 2013 (included in Experiments) which is the amount by which the carrying value of goodwill exceeded its implied fair value. Goodwill impairment was a result of a combination of factors, including adverse changes in the business climate in Russia subsequent to the acquisition, higher than expected competition in the Russian online media services sector and the resulting decrease in the projected operating results. Fair value was determined using cash flow projections based on financial budgets covering a five-year period. The cash flows beyond that five-year period have been estimated based on sustainable long-term growth rates.

Goodwill is non-deductible for tax purposes for all business combinations completed in the years ended December 31, 2014, 2015 and 2016.

Intangible assets, net of amortization, as of December 31, 2015 and 2016 consisted of the following intangible assets:

	2015			2016
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,129	(172)	957	1,129	(285)	844	13.9
Customer relationships	865	(123)	742	854	(215)	639	10.6
Content and software	1,115	(648)	467	563	(398)	165	2.7
Workforce	300	(94)	206	276	(155)	121	2.0
Patents and licenses	237	(116)	121	52	(21)	31	0.5
Non-compete agreements	41	(23)	18	38	(31)	7	0.1
Total acquisition-related intangible assets:	3,687	(1,176)	2,511	2,912	(1,105)	1,807	29.8
Other intangible assets:
Technologies and licenses	5,574	(2,644)	2,930	7,046	(3,972)	3,074	50.7
Assets not yet in use	547	—	547	633	—	633	10.4
Total other intangible assets:	6,121	(2,644)	3,477	7,679	(3,972)	3,707	61.1
Total intangible assets	9,808	(3,820)	5,988	10,591	(5,077)	5,514	90.9

Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2014, 2015 and 2016 were RUB 242, RUB 502 and RUB 488 ($8.0), respectively.

Amortization expenses of other intangible assets for the years ended December 31, 2014, 2015 and 2016 were RUB 762, RUB 1,092 and RUB 1,464 ($24.2), respectively.

Estimated amortization expense over the next five years and thereafter for intangible assets is as follows:

\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2017	348	1,288	1,636	27.0
2018	311	835	1,146	18.9
2019	234	547	781	12.9
2020	213	297	510	8.4
2021	203	107	310	5.1
Thereafter	498	—	498	8.2
Total	1,807	3,074	4,881	80.5